Segmented Information (Details) - Schedule of Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cultivation Segment [Member]
Schedule of Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(222,317)	(2,182)
Total loss on discontinued operations	(461,405)	(3,221,494)
Elimination of inter segment profit or loss
Income (Loss) before income tax expense	(683,722)	(3,223,676)
Total assets for reportable segments	18,335	7,421,320
Elimination of inter segment assets
Segments’ assets	18,335	7,421,320
Total liabilities for reportable segments	1,396,768	16,163,821
Elimination of inter segment liabilities	(789,041)	(10,214,029)
Entity's liabilities	607,727	5,949,792
Distribution Segment [Member]
Schedule of Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	477,006	128,741
Elimination of inter segment revenue
Total revenue	477,006	128,741
Total profit or loss for reportable segments	55,823	(337,238)
Total loss on discontinued operations
Elimination of inter segment profit or loss
Income (Loss) before income tax expense	55,823	(337,238)
Total assets for reportable segments	20,145,239	19,962,714
Elimination of inter segment assets	(19,131,000)	(19,131,000)
Segments’ assets	1,014,239	831,714
Total liabilities for reportable segments	31,144,975	31,223,085
Elimination of inter segment liabilities	(30,098,489)	(29,908,380)
Entity's liabilities	1,046,486	1,314,705
Corporate Segment [Member]
Schedule of Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(2,054,991)	(2,316,968)
Total loss on discontinued operations
Elimination of inter segment profit or loss
Income (Loss) before income tax expense	(2,054,991)	(2,316,968)
Total assets for reportable segments	58,344,093	13,716,171
Elimination of inter segment assets	(49,411,206)	(13,129,212)
Segments’ assets	8,932,887	586,959
Total liabilities for reportable segments	11,099,951	(25,505,597)
Elimination of inter segment liabilities	(7,358,840)	30,909,985
Entity's liabilities	3,741,111	5,404,388
Reportable Segments [Member]
Schedule of Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	477,006	128,741
Elimination of inter segment revenue
Total revenue	477,006	128,741
Total profit or loss for reportable segments	(2,221,485)	(2,656,388)
Total loss on discontinued operations	(461,405)	(3,221,494)
Elimination of inter segment profit or loss
Income (Loss) before income tax expense	(2,682,890)	(5,877,882)
Total assets for reportable segments	78,507,667	41,100,205
Elimination of inter segment assets	(68,542,206)	(32,260,212)
Segments’ assets	9,965,461	8,839,993
Total liabilities for reportable segments	43,641,694	21,881,309
Elimination of inter segment liabilities	(38,246,370)	(9,212,424)
Entity's liabilities	$ 5,395,324	$ 12,668,885